1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com Alexander Karampatsos alexander.karampatsos@dechert.com +1 202 261 3402 Direct +1 617 275 8365 Fax

November 15, 2019

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Lattice Strategies Trust (the “Registrant”) (SEC File Nos. 333-199089 and 811-23002)

Dear Sir or Madam:

On behalf of the Registrant, electronically transmitted for filing is Post-Effective Amendment No. 15 (“Amendment”) to the Registrant’s registration statement under the Securities Act of 1933, as amended, and Amendment No. 18 to the Registrant’s registration statement under the Investment Company Act of 1940, as amended, on Form N-1A with respect to seven of its series.

The Amendment is being filed in connection with changes to the principal investment strategies and proprietary custom benchmark indices of four series of the Registrant, Hartford Multifactor Emerging Markets ETF, Hartford Multifactor Small Cap ETF (formerly, Hartford Multifactor Global Small Cap ETF), Hartford Multifactor Diversified International ETF (formerly, Hartford Multifactor Low Volatility International Equity ETF) and Hartford Multifactor US Equity ETF, which could be construed as material. With respect to each of Hartford Multifactor Emerging Markets ETF and Hartford Multifactor US Equity ETF, certain changes took effect on September 11, 2019 and certain other changes will take effect on January 28, 2020. Shareholders of each such Fund were notified of the changes via a supplement dated August 8, 2019 to the Fund’s prospectus and summary prospectus. With respect to each of Hartford Multifactor Small Cap ETF and Hartford Multifactor Diversified International ETF, the changes took effect on November 6, 2019, and shareholders of each such Fund were notified of the changes via a supplement dated August 8, 2019 to the Fund’s prospectus and summary prospectus.

Pursuant to Rule 485(a)(1), the Registrant has designated on the facing sheet to the Registration Statement that the Amendment become effective on January 28, 2020. No fee is required in connection with this filing. Please contact me at (202) 261-3402 or Adam T. Teufel at (202) 261-3464 with any comments or questions concerning this Amendment. Thank you in advance for your consideration.

Sincerely,

/s/ Alexander C. Karampatsos
Alexander C. Karampatsos

cc:	Alice A. Pellegrino
John V. O’Hanlon
Adam T. Teufel